Loans and advances to customers - By geographical location and age (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	€ 916,199	€ 942,218	€ 882,921
Gross carrying amount | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	30,815	32,543	34,218
Gross carrying amount | With no past-due balances or less than 90 days past due | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	12,442	11,776	13,152
Gross carrying amount | 90 to 180 days | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	3,335	3,992	4,167
Gross carrying amount | 180 to 270 days | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	1,760	2,339	2,083
Gross carrying amount | 270 days to 1 year | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	1,481	2,027	1,929
Gross carrying amount | More than 1 year | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	11,797	12,409	12,887
Gross carrying amount | Spain | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	14,605	14,894	16,382
Gross carrying amount | Spain | With no past-due balances or less than 90 days past due | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	4,520	4,018	5,671
Gross carrying amount | Spain | 90 to 180 days | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	719	914	780
Gross carrying amount | Spain | 180 to 270 days | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	542	686	551
Gross carrying amount | Spain | 270 days to 1 year | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	679	668	656
Gross carrying amount | Spain | More than 1 year | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	8,145	8,608	8,724
Gross carrying amount | European Union (excluding Spain) | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	4,774	7,740	7,911
Gross carrying amount | European Union (excluding Spain) | With no past-due balances or less than 90 days past due | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	1,766	2,659	2,940
Gross carrying amount | European Union (excluding Spain) | 90 to 180 days | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	353	1,169	1,213
Gross carrying amount | European Union (excluding Spain) | 180 to 270 days | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	202	723	577
Gross carrying amount | European Union (excluding Spain) | 270 days to 1 year | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	317	622	519
Gross carrying amount | European Union (excluding Spain) | More than 1 year | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	2,136	2,567	2,662
Gross carrying amount | United States and Puerto Rico | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	2,023	2,308	2,676
Gross carrying amount | United States and Puerto Rico | With no past-due balances or less than 90 days past due | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	1,306	1,725	1,906
Gross carrying amount | United States and Puerto Rico | 90 to 180 days | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	524	403	531
Gross carrying amount | United States and Puerto Rico | 180 to 270 days | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	18	34	30
Gross carrying amount | United States and Puerto Rico | 270 days to 1 year | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	31	21	31
Gross carrying amount | United States and Puerto Rico | More than 1 year | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	144	125	178
Gross carrying amount | Other OECD countries | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	5,913	2,790	2,737
Gross carrying amount | Other OECD countries | With no past-due balances or less than 90 days past due | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	3,084	1,426	1,414
Gross carrying amount | Other OECD countries | 90 to 180 days | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	1,038	574	498
Gross carrying amount | Other OECD countries | 180 to 270 days | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	554	172	143
Gross carrying amount | Other OECD countries | 270 days to 1 year | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	140	124	162
Gross carrying amount | Other OECD countries | More than 1 year | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	1,097	494	520
Gross carrying amount | Latin America (non-OECD) | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	3,500	4,811	4,512
Gross carrying amount | Latin America (non-OECD) | With no past-due balances or less than 90 days past due | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	1,766	1,948	1,221
Gross carrying amount | Latin America (non-OECD) | 90 to 180 days | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	701	932	1,145
Gross carrying amount | Latin America (non-OECD) | 180 to 270 days | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	444	724	782
Gross carrying amount | Latin America (non-OECD) | 270 days to 1 year | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	314	592	561
Gross carrying amount | Latin America (non-OECD) | More than 1 year | Financial assets at amortized cost | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	€ 275	€ 615	€ 803